Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
Our CEO is the principal executive officer (“PEO”). As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” to our CEO and to our other NEOS (i.e., the non-PEO
NEOs) and ce
rtain
financial performance of the Company. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis.
Pay versus Performance Table

	Summary Compensation Table Total for CEO (McAnnally)				Average Summary Comp Table Total for Other NEOs		Value of Initial Fixed $100 Investment Based On:			Company Selected Performance Measure: EPS (5)
Year (1)		Compensation Actually Paid to CEO (McAnnally) (2)	Summary Comp Table Total for CEO (Norton)	Compensation Actually Paid to CEO (Norton) (2)		Average Compensation Actually Paid to Other NEOs (3)	ONE Gas Cumulative TSR	Benchmarking Peer Group Cumulative TSR (4)	Net Income ($Mn)

2022	$3,474,198	$2,938,903	N/A	N/A	$1,323,263	$1,269,028	$88.46	$103.89	$221.74	$4.08

2021	$2,584,173	$2,286,142	$4,331,191	($1,331,503)	$1,422,177	$1,081,408	$87.94	$98.68	$206.43	$3.85

2020	N/A	N/A	$5,388,789	$2,346,059	$1,828,178	$1,062,915	$84.27	$87.65	$196.41	$3.68

(1)	The CEO and other NEOs for the indicated years were as follows:

•	For 2022, our CEO was Robert S. McAnnally and our other NEOs were Caron A Lawhorn, Curtis L Dinan, Joseph L. McCormick and Mark A. Bender.

•	For 2021, our CEO was Robert S. McAnnally, our former CEO was Pierce H. Norton II, and our other NEOs were Caron A. Lawhorn, Curtis L. Dinan, Joseph L. McCormick and Mark A. Bender.

•	For 2020, our CEO was Pierce H. Norton II and our other NEOs were Caron A. Lawhorn, Curtis L. Dinan, Robert S. McAnnally and Joseph L. McCormick.

(2)	Amounts reported in this column are based on total compensation reported for our CEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below.

	2022	2021	2021	2020

	Robert S. McAnnally	Robert S. McAnnally	Pierce H. Norton II	Pierce H. Norton II

Total Compensation for CEO as reported SCT for the covered year	$3,474,198	$2,584,173	$4,331,191	$5,388,789

Deduct pension values reported in SCT for the covered year	$0	$0	($1,098,395)	($1,442,205)

Deduct grant date fair value of equity awards reported in SCT for the covered year	($2,152,533)	($1,537,575)	($2,437,725)	($2,109,106)

Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0	$0	$184,703	$325,884

Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$1,908,607	$1,517,985	$152,342	$1,850,433

Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0	$0	$52,405	$0

Add dividends paid on unvested shares/share units and stock options	$0	$0	$0	$0

Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	($334,960)	($195,658)	($1,897,221)	($1,114,737)

Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$43,590	($82,783)	($369,701)	($552,999)

Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$0	$0	($249,101)	$0

Compensation Actually Paid to CEO	$ 2,938,903	$ 2,286,142	($ 1,331,503)	$ 2,346,059

Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

(3)
Amounts reported in this column are based on the average of the total compensation reported for our other NEOs in the Summa
ry Compensation Table for the indicated fiscal years and adjusted as shown in the table below.

	2022	2021	2020

Average of the Total Compensation for the Other NEOs as reported SCT	$1,323,263	$1,422,177	$1,828,178

Deduct pension values reported in SCT for the covered year	$0	($176,483)	($457,413)

Deduct grant date fair value of equity awards reported in SCT for the covered year	($597,911)	($540,767)	($573,146)

Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$122,501	$139,947	$129,215

Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$530,153	$516,179	$524,921

Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0	$0	$0

Add dividends paid on unvested shares/share units and stock options	$0	$0	$0

Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	($149,362)	($202,781)	($252,802)

Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$40,384	($76,864)	($136,038)

Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$0	$0	$0

Average of the Compensation Actually Paid to Other NEOs	$1,269,028	$1,081,408	$1,062,915
Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

(4)	The companies that composed the benchmarking peer group for each covered fiscal year were as follows:

•	Alliant Energy Corporation (LNT)

•	Atmos Energy Corporation (ATO)

•	Avista Corporation (AVA)

•	IDACORP, Inc. (IDA)

•	New Jersey Resources (NJR)

•	Northwest Natural Holding Company (NWN)

•	NorthWestern Corporation (NWE)

•	Pinnacle West Capital Corporation (PNW)

•	PNM Resources, Inc. (PNM)

•	Portland General Electric Co. (POR)

•	South Jersey Industry (SJI)

•	Southwest Gas Holdings (SWX)

•	Spire (SR)

(5)
In accordance with SEC rules, the Company is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the C ompan
y) used to link compensation actually paid to our executive officer to company performance for the most recently completed fiscal year. The Company determined EPS, which is a metric included in our incentive program, meets this requirement and therefore, we h ave
included this performance measure in the Pay versus Performance table.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote [Text Block]
(1)	The CEO and other NEOs for the indicated years were as follows:

•	For 2022, our CEO was Robert S. McAnnally and our other NEOs were Caron A Lawhorn, Curtis L Dinan, Joseph L. McCormick and Mark A. Bender.

•	For 2021, our CEO was Robert S. McAnnally, our former CEO was Pierce H. Norton II, and our other NEOs were Caron A. Lawhorn, Curtis L. Dinan, Joseph L. McCormick and Mark A. Bender.

•	For 2020, our CEO was Pierce H. Norton II and our other NEOs were Caron A. Lawhorn, Curtis L. Dinan, Robert S. McAnnally and Joseph L. McCormick.

Peer Group Issuers, Footnote [Text Block]
(4)	The companies that composed the benchmarking peer group for each covered fiscal year were as follows:

•	Alliant Energy Corporation (LNT)

•	Atmos Energy Corporation (ATO)

•	Avista Corporation (AVA)

•	IDACORP, Inc. (IDA)

•	New Jersey Resources (NJR)

•	Northwest Natural Holding Company (NWN)

•	NorthWestern Corporation (NWE)

•	Pinnacle West Capital Corporation (PNW)

•	PNM Resources, Inc. (PNM)

•	Portland General Electric Co. (POR)

•	South Jersey Industry (SJI)

•	Southwest Gas Holdings (SWX)

•	Spire (SR)

Adjustment To PEO Compensation, Footnote [Text Block]
(2)	Amounts reported in this column are based on total compensation reported for our CEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below.

	2022	2021	2021	2020

	Robert S. McAnnally	Robert S. McAnnally	Pierce H. Norton II	Pierce H. Norton II

Total Compensation for CEO as reported SCT for the covered year	$3,474,198	$2,584,173	$4,331,191	$5,388,789

Deduct pension values reported in SCT for the covered year	$0	$0	($1,098,395)	($1,442,205)

Deduct grant date fair value of equity awards reported in SCT for the covered year	($2,152,533)	($1,537,575)	($2,437,725)	($2,109,106)

Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0	$0	$184,703	$325,884

Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$1,908,607	$1,517,985	$152,342	$1,850,433

Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0	$0	$52,405	$0

Add dividends paid on unvested shares/share units and stock options	$0	$0	$0	$0

Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	($334,960)	($195,658)	($1,897,221)	($1,114,737)

Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$43,590	($82,783)	($369,701)	($552,999)

Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$0	$0	($249,101)	$0

Compensation Actually Paid to CEO	$ 2,938,903	$ 2,286,142	($ 1,331,503)	$ 2,346,059

Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount	$ 1,323,263	$ 1,422,177	$ 1,828,178
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,269,028	1,081,408	1,062,915
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Amounts reported in this column are based on the average of the total compensation reported for our other NEOs in the Summa
ry Compensation Table for the indicated fiscal years and adjusted as shown in the table below.

	2022	2021	2020

Average of the Total Compensation for the Other NEOs as reported SCT	$1,323,263	$1,422,177	$1,828,178

Deduct pension values reported in SCT for the covered year	$0	($176,483)	($457,413)

Deduct grant date fair value of equity awards reported in SCT for the covered year	($597,911)	($540,767)	($573,146)

Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$122,501	$139,947	$129,215

Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$530,153	$516,179	$524,921

Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0	$0	$0

Add dividends paid on unvested shares/share units and stock options	$0	$0	$0

Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	($149,362)	($202,781)	($252,802)

Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$40,384	($76,864)	($136,038)

Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$0	$0	$0

Average of the Compensation Actually Paid to Other NEOs	$1,269,028	$1,081,408	$1,062,915
Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graph compares the compensation actually paid to our CEO(s), the average of the comp ensat
ion actually paid to our other NEOs and the Company’s TSR performance. The graph also compares the Company’s TSR performance with the benchmarking peer group’s TSR performance. The Company’s and the benchmarking peer group’s TSR amounts assume that $100 was invested beginning on December 31, 2019, and assumes reinvestment of all dividends.

Compensation Actually Paid vs. Net Income [Text Block]	The following graph compares the compensation actually paid to our CEO (s) an d the average of the compensation actually paid to our other NEOs with our net income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following graph compares the compensation actually paid to our CEO(s) and the average of the compensation actually paid to our other NEOs with our EPS.
Total Shareholder Return Vs Peer Group [Text Block]
The following graph compares the compensation actually paid to our CEO(s), the average of the comp ensat
ion actually paid to our other NEOs and the Company’s TSR performance. The graph also compares the Company’s TSR performance with the benchmarking peer group’s TSR performance. The Company’s and the benchmarking peer group’s TSR amounts assume that $100 was invested beginning on December 31, 2019, and assumes reinvestment of all dividends.

Tabular List [Table Text Block]
Company’s Most Important Financial Performance Measures
The following are the most important financial performance measures (and non-financial
performance measures), as determined by the Company, that link compensation actually paid to our NEOs to the Company’s per formance
for the most recently completed fiscal year.

•	Diluted Earnings Per Share

•	Relative Total Shareholder Return

•	Total Recordable Incident Rate

•	Days Aways, Restricted or Transferred Incident Rate

•	Preventable Vehicle Incident Rate

•	Emergency Response Time

Total Shareholder Return Amount	$ 88.46	87.94	84.27
Peer Group Total Shareholder Return Amount	103.89	98.68	87.65
Net Income (Loss)	$ 221,740,000	$ 206,430,000	$ 196,410,000
Company Selected Measure Amount	4.08	3.85	3.68
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Diluted Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Recordable Incident Rate
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Days Aways, Restricted or Transferred Incident Rate
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Preventable Vehicle Incident Rate
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Emergency Response Time
Robert S. McAnnally [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,474,198	$ 2,584,173
PEO Actually Paid Compensation Amount	$ 2,938,903	$ 2,286,142
PEO Name	Robert S. McAnnally	Robert S. McAnnally
Pierce H. Norton II [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 4,331,191	$ 5,388,789
PEO Actually Paid Compensation Amount		(1,331,503)	$ 2,346,059
PEO Name			Pierce H. Norton II
PEO [Member] | Robert S. McAnnally [Member] | Pension Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	0
PEO [Member] | Robert S. McAnnally [Member] | Grant Date Fair Value of Equity Awards Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,152,533)	(1,537,575)
PEO [Member] | Robert S. McAnnally [Member] | Pension Value Attributable to Current years Service and Any Change in Pension Value Attributable to Plan Amendments Made in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Robert S. McAnnally [Member] | Fair Values as of the End of the Covered Year of all Equity Awards Granted During the Covered Year that are Outstanding and Unvested as of the End of Such Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,908,607	1,517,985
PEO [Member] | Robert S. McAnnally [Member] | Fair Value as of the Vesting Date of any Awards Granted in the Covered Year that Vested During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Robert S. McAnnally [Member] | Dividends Paid on Unvested Shares and share Units and Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Robert S. McAnnally [Member] | The Change in Fair Value (Whether Positive or Negative) as of the End of the Covered Year of any Equity Awards Granted in any Prior Year that are Outstanding and Unvested as of the End of Such Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(334,960)	(195,658)
PEO [Member] | Robert S. McAnnally [Member] | The Change in Fair Value (Whether Positive or Negative) as of the Vesting Date of Any Equity Awards Granted in any Prior Year for which all Applicable Vesting Conditions were Satisfied During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	43,590	(82,783)
PEO [Member] | Robert S. McAnnally [Member] | The Fair Value of any Equity Awards Granted in a Prior Year that were Forfeited in the Covered Year Determined as of the End of the Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Pierce H. Norton II [Member] | Pension Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,098,395)	$ (1,442,205)
PEO [Member] | Pierce H. Norton II [Member] | Grant Date Fair Value of Equity Awards Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,437,725)	(2,109,106)
PEO [Member] | Pierce H. Norton II [Member] | Pension Value Attributable to Current years Service and Any Change in Pension Value Attributable to Plan Amendments Made in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		184,703	325,884
PEO [Member] | Pierce H. Norton II [Member] | Fair Values as of the End of the Covered Year of all Equity Awards Granted During the Covered Year that are Outstanding and Unvested as of the End of Such Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		152,342	1,850,433
PEO [Member] | Pierce H. Norton II [Member] | Fair Value as of the Vesting Date of any Awards Granted in the Covered Year that Vested During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		52,405	0
PEO [Member] | Pierce H. Norton II [Member] | Dividends Paid on Unvested Shares and share Units and Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Pierce H. Norton II [Member] | The Change in Fair Value (Whether Positive or Negative) as of the End of the Covered Year of any Equity Awards Granted in any Prior Year that are Outstanding and Unvested as of the End of Such Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,897,221)	(1,114,737)
PEO [Member] | Pierce H. Norton II [Member] | The Change in Fair Value (Whether Positive or Negative) as of the Vesting Date of Any Equity Awards Granted in any Prior Year for which all Applicable Vesting Conditions were Satisfied During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(369,701)	(552,999)
PEO [Member] | Pierce H. Norton II [Member] | The Fair Value of any Equity Awards Granted in a Prior Year that were Forfeited in the Covered Year Determined as of the End of the Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(249,101)	0
Non-PEO NEO [Member] | Pension Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(176,483)	(457,413)
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(597,911)	(540,767)	(573,146)
Non-PEO NEO [Member] | Pension Value Attributable to Current years Service and Any Change in Pension Value Attributable to Plan Amendments Made in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	122,501	139,947	129,215
Non-PEO NEO [Member] | Fair Values as of the End of the Covered Year of all Equity Awards Granted During the Covered Year that are Outstanding and Unvested as of the End of Such Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	530,153	516,179	524,921
Non-PEO NEO [Member] | Fair Value as of the Vesting Date of any Awards Granted in the Covered Year that Vested During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends Paid on Unvested Shares and share Units and Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | The Change in Fair Value (Whether Positive or Negative) as of the End of the Covered Year of any Equity Awards Granted in any Prior Year that are Outstanding and Unvested as of the End of Such Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(149,362)	(202,781)	(252,802)
Non-PEO NEO [Member] | The Change in Fair Value (Whether Positive or Negative) as of the Vesting Date of Any Equity Awards Granted in any Prior Year for which all Applicable Vesting Conditions were Satisfied During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	40,384	(76,864)	(136,038)
Non-PEO NEO [Member] | The Fair Value of any Equity Awards Granted in a Prior Year that were Forfeited in the Covered Year Determined as of the End of the Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0